Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
	December 31,
	2021	2020
Cost:

Computer and peripheral equipment	$8,092	$4,720
Office furniture and equipment	3,268	2,233
Machinery and equipment	28,474	*20,301
Leasehold improvements	16,061	8,627
Building and land	12,744	*12,315

	68,639	48,196

Accumulated depreciation	(23,593)	(18,941)

Property, plant and equipment, net	$45,046	$29,255

* Reclassified